Warrants - Schedule of Warrants Issued and outstanding (Details) - $ / shares				6 Months Ended	12 Months Ended
		May 05, 2023	Oct. 06, 2022	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Jun. 24, 2024
Class of Warrant or Right [Line Items]
Outstanding, Balance				511,370	162,472	0
Assumed at June 24, 2024						153,213
Issued				0	368,853	9,259
Exercised				(122,951)	(19,955)	0
Outstanding, Balance				388,419	511,370	162,472
Exercisable					511,370	162,472
Weighted Average Exercise Price (in Dollars per share)				$ 625.01	$ 266.4	$ 772	$ 920
Weighted Average Remaining Life in Years				3 years 10 months 20 days	3 years 3 months 29 days	3 years 11 months 15 days
Public [Member]
Class of Warrant or Right [Line Items]
Outstanding, Balance				123,795	143,750	0
Assumed at June 24, 2024						143,750
Issued				0	0	0
Exercised				0	(19,955)	0
Outstanding, Balance				123,795	123,795	143,750
Exercisable					123,795	143,750
Weighted Average Exercise Price (in Dollars per share)				$ 920	$ 920	$ 920
Weighted Average Remaining Life in Years				2 years 11 months 23 days	3 years 5 months 23 days	4 years 5 months 23 days
Private Warrants [Member]
Class of Warrant or Right [Line Items]
Outstanding, Balance				6,963	6,963	0
Assumed at June 24, 2024						6,963
Issued				0	0	0
Exercised				0	0	0
Outstanding, Balance				6,963	6,963	6,963
Exercisable					6,963	6,963
Weighted Average Exercise Price (in Dollars per share)				$ 920	$ 920	$ 920
Weighted Average Remaining Life in Years				2 years 11 months 23 days	3 years 5 months 23 days	4 years 5 months 23 days
Bridge Warrants [Member]
Class of Warrant or Right [Line Items]
Outstanding, Balance				2,174	2,174	0
Assumed at June 24, 2024						2,174
Issued			2,174	0	0	0
Exercised				0	0	0
Outstanding, Balance				2,174	2,174	2,174
Exercisable					2,174	2,174
Weighted Average Exercise Price (in Dollars per share)			$ 920	$ 920	$ 920	$ 920
Weighted Average Remaining Life in Years				1 year 3 months 3 days	1 year 9 months 3 days	2 years 9 months 3 days
Extension Warrants [Member]
Class of Warrant or Right [Line Items]
Outstanding, Balance				326	326	0
Assumed at June 24, 2024						326
Issued		326		0	0	0
Exercised				0	0	0
Outstanding, Balance				326	326	326
Exercisable					326	326
Weighted Average Exercise Price (in Dollars per share)		$ 920		$ 920	$ 920	$ 920
Weighted Average Remaining Life in Years				1 year 10 months 6 days	2 years 4 months 6 days	3 years 4 months 6 days
September 2024 Warrants [Member]
Class of Warrant or Right [Line Items]
Outstanding, Balance				9,259	9,259	0
Assumed at June 24, 2024						0
Issued				0	0	9,259
Exercised				0	0	0
Outstanding, Balance				9,259	9,259	9,259
Exercisable					9,259	9,259
Weighted Average Exercise Price (in Dollars per share)				$ 180	$ 180	$ 180
Weighted Average Remaining Life in Years				3 years 3 months	3 years 9 months	4 years 9 months
Pre-funded Warrants [Member]
Class of Warrant or Right [Line Items]
Outstanding, Balance				122,951	0
Issued					122,951
Exercised					0
Outstanding, Balance					122,951	0
Exercisable					122,951
Weighted Average Exercise Price (in Dollars per share)	[1]				$ 0
Weighted Average Remaining Life in Years	[2]				0 years
Common Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Outstanding, Balance				245,902	0
Issued				0	245,902
Exercised				0	0
Outstanding, Balance				245,902	245,902	0
Exercisable					245,902
Weighted Average Exercise Price (in Dollars per share)				$ 488	$ 48.8
Weighted Average Remaining Life in Years				4 years 5 months 1 day	4 years 11 months 1 day

[1]	The aggregate exercise price of this Warrant, except for a nominal exercise price of $0.008 per Warrant Share, was pre-funded to the Company on or prior to the Initial Exercise Date
[2]	The warrant does not have a fixed expiration date and remains outstanding until exercised in full.